Total Carrying Amount of Intangible Assets having Indefinite Life (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 90,413	¥ 90,033
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	68,099	66,729
Distribution agreements
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	19,116	18,807
Other
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 3,198	¥ 4,497